Condensed Consolidated Statements of Shareholders' Equity (Deficit) - USD ($)		Total	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares	Ordinary Shares Class B Ordinary Shares	Additional Paid-in Capital	Additional Paid-in Capital Class A Ordinary Shares	Additional Paid-in Capital Class B Ordinary Shares	Retained Earnings
Balances, shares at May. 07, 2024					0
Balances at May. 07, 2024		$ 0			$ 0		$ 0			$ 0
Issuance of Class B ordinary shares to founder and advisor, shares	[1]					17,300,000
Issuance of Class B ordinary shares to founder and advisor	[1]			$ 103,000		$ 1,730			$ 101,270
Surrender of Class B ordinary shares by Founder, shares						(4,792,754)
Surrender of Class B ordinary shares by Founder						$ (480)			480
Issuance of Class B ordinary shares in private placement, shares						2,826,087
Issuance of Class B ordinary shares in private placement				3,250,000		$ 283			3,249,717
Fair value of public warrants at issuance		18,460,769					18,460,769
Allocated value of issuance costs to public warrants		(111,532)					(111,532)
Accretion of Class A ordinary shares to redemption value			$ (20,558,807)					$ (20,558,807)
Net income loss		546,549								546,549
Balances, shares at Sep. 30, 2024					15,333,333
Balances at Sep. 30, 2024		1,689,979			$ 1,533		1,141,897			546,549
Balances, shares at May. 07, 2024					0
Balances at May. 07, 2024		0			$ 0		0			0
Issuance of Class B ordinary shares to founder and advisor, shares						17,300,000
Issuance of Class B ordinary shares to founder and advisor				103,000		$ 1,730			101,270
Surrender of Class B ordinary shares by Founder, shares						(6,792,754)
Surrender of Class B ordinary shares by Founder						$ (679)			679
Issuance of Class B ordinary shares in private placement, shares						2,826,087
Issuance of Class B ordinary shares in private placement				$ 3,250,000		$ 282			3,249,718
Fair value of public warrants at issuance		18,460,769					18,460,769
Allocated value of issuance costs to public warrants		(111,538)					(111,538)
Accretion of Class A ordinary shares to redemption value			$ (22,757,853)					(22,757,853)
Reclass of negative additional paid-in capital to retained earnings		0					1,056,955			(1,056,955)
Net income loss		2,378,292								2,378,292
Balances, shares at Dec. 31, 2024			0	13,333,333	13,333,333
Balances at Dec. 31, 2024		1,322,670			$ 1,333		0			1,321,337
Balances, shares at Jun. 30, 2024					17,000,000
Balances at Jun. 30, 2024		38,599			$ 1,700		101,300			(64,401)
Surrender of Class B ordinary shares by Founder, shares						(4,492,754)
Surrender of Class B ordinary shares by Founder						$ (450)			450
Issuance of Class B ordinary shares in private placement, shares						2,826,087
Issuance of Class B ordinary shares in private placement				$ 3,250,000		$ 283			$ 3,249,717
Fair value of public warrants at issuance		18,460,769					18,460,769
Allocated value of issuance costs to public warrants		(111,532)					(111,532)
Accretion of Class A ordinary shares to redemption value			$ (20,558,807)					(20,558,807)
Net income loss		610,950								610,950
Balances, shares at Sep. 30, 2024					15,333,333
Balances at Sep. 30, 2024		1,689,979			$ 1,533		1,141,897			546,549
Balances, shares at Dec. 31, 2024			0	13,333,333	13,333,333
Balances at Dec. 31, 2024		1,322,670			$ 1,333		0			1,321,337
Accretion of Class A ordinary shares to redemption value			$ (6,408,004)					(6,408,004)
Reclass of negative additional paid-in capital to accumulated deficit							6,408,004			(6,408,004)
Net income loss		2,950,220								2,950,220
Balances, shares at Sep. 30, 2025			0	13,333,333	13,333,333
Balances at Sep. 30, 2025		(2,135,114)			$ 1,333					(2,136,447)
Balances, shares at Jun. 30, 2025					13,333,333
Balances at Jun. 30, 2025		250,639			$ 1,333					249,306
Accretion of Class A ordinary shares to redemption value			$ (2,173,673)					$ (2,173,673)
Reclass of negative additional paid-in capital to accumulated deficit							$ 2,173,673			(2,173,673)
Net income loss		(212,080)								(212,080)
Balances, shares at Sep. 30, 2025			0	13,333,333	13,333,333
Balances at Sep. 30, 2025		$ (2,135,114)			$ 1,333					$ (2,136,447)

[1]	For 2024, this number included up to 2,500,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. This amount decreased to 2,000,000 Class B ordinary shares prior to the consummation of the offering in the third quarter of fiscal year 2024.